Schedule of Financial Statements to Form 5500 (Details) - EBP 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 34,522,162	$ 29,414,692	$ 27,872,903
Total employer contributions receivable	(484,685)	(503,748)
Total excess contributions payable	13,619	22,333
Net assets available for benefits per Form 5500	$ 34,051,096	$ 28,933,277